Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Current assets
Cash and cash equivalents	$ 6,518,850	$ 704,346	$ 2,675,400
Accounts receivable, net	5,230,247	1,782	120,284
Inventories, net	1,492,692	99,644	316,738
Prepaid expenses and other current assets	264,977	865,674	1,000
Deposits	1,422	23,815	0
Investments in equity securities	103,519	301,260	0
Securities receivables	3,922,717	3,789,651	0
Total current assets	17,534,424	5,786,172	3,113,422
Property and equipment, net	4,490	6,132	6,918
Right of use asset, net	452,054	503,091	316,519
Other assets	57,193	10,682	12,351
Internally developed software, net	395,249	473,895	521,372
Total assets	18,443,410	6,779,972	3,970,582
Current liabilities
Accounts payable	6,912,484	1,091,701	127,219
Deferred Revenue	2,914,901	3,864,080	0
Short term loan	49,645	0	36,500
Stock payable		0	630,000
Related party loan	80,000	0
Payroll liabilities	45,447	21,146	24,104
Other current liabilities	96,383	0
Convertible notes payable, net of discounts	4,020,567	2,301,666	0
Convertible notes - interest payable	501,355	181,353	0
Embedded Derivative	307,021	168,358	0
Current portion of lease liabilities	82,810	60,475	21,945
Receivables financing obligation	288,192	0
Total current liabilities	15,298,805	7,438,779	839,768
Long term debt	4,867,484	0
Long term convertible notes payable	250,000	250,000
Non-current portion of lease liabilities	396,801	460,266	302,557
Total liabilities	20,813,090	8,149,045	1,142,325
Commitments and contingencies	0	0	0
Shareholders' equity (deficit)
Common stock $0.001 par value, 200,000,000 shares authorized, 81,992,857 and 82,174,750 shares issued and outstanding as of May 31, 2025 and May 31, 2024, respectively.	87,537	81,994	82,176
Additional Paid-in capital	13,464,396	10,563,141	7,675,826
Accumulated deficit	(16,034,844)	(11,990,834)	(4,937,342)
Accumulated other comprehensive gain (loss)	113,231	(23,374)	7,597
Total shareholders' equity	(2,369,680)	(1,369,973)	2,828,257
Total liabilities and shareholders' equity	$ 18,443,410	$ 6,779,972	$ 3,970,582